Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets Tables [Abstract]
Goodwill By Segments
	Latin	Latin	North	North
	America -	America -	America -	America -	Europe -	Asia -	Corporate
	Generation	Utilities	Generation	Utilities	Generation	Generation	and Other	Total

Balance as of December 31, 2009
Goodwill	$926	$140	$111	$-	$137	$78	$101	$1,493
Accumulated impairment losses	(24)	(7)	(20)	-	(137)	-	(6)	(194)
Net balance	902	133	91	-	-	78	95	1,299

Impairment losses	-	-	(18)	-	-	-	(3)	(21)
Foreign currency translation
and other	-	-	(10)	-	-	3	-	(7)

Balance as of December 31, 2010
Goodwill	926	140	101	-	137	81	101	1,486
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	-	(9)	(215)
Net balance	902	133	63	-	-	81	92	1,271

Impairment losses	-	-	-	-	-	(17)	-	(17)
Goodwill acquired during the year(1)	-	-	-	2,489	-	-	-	2,489
Foreign currency translation
and other	-	-	(10)	-	-	-	-	(10)

Balance as of December 31, 2011
Goodwill	926	140	91	2,489	137	81	101	3,965
Accumulated impairment losses	(24)	(7)	(38)	-	(137)	(17)	(9)	(232)
Net balance	$902	$133	$53	$2,489	$-	$64	$92	$3,733

Other Intangible Assets
	December 31, 2011			December 31, 2010
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Balance	Amortization	Balance	Balance	Amortization	Balance

	(in millions)			(in millions)
Subject to Amortization
Project development rights(1)	$102	$-	$102	$117	$-	$117
Sales concessions	156	(92)	64	162	(89)	73
Contractual payment rights(2)	69	(13)	56	65	(4)	61
Land use rights	49	(4)	45	50	(2)	48
Management rights	39	(13)	26	66	(30)	36
Emission allowances(3)	18	-	18	8	-	8
Electric security plan	88	(9)	79	-	-	-
Customer contracts	45	(3)	42	-	-	-
Customer relationships	30	-	30	-	-	-
Other(4)	71	(30)	41	70	(26)	44
Subtotal	667	(164)	503	538	(151)	387
Indefinite-Lived Intangible Assets
Land use rights	52	-	52	51	-	51
Emission allowances(5)	4	-	4	8	-	8
Trademark/Trade name	5	-	5	-	-	-
Other	2	-	2	2	-	2
Subtotal	63	-	63	61	-	61
Total	$730	$(164)	$566	$599	$(151)	$448

Schedule Of Acquired Intangible Assets By Major Class [Text Block]
	December 31, 2011
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Electric security plan(2)	$88	Subject to amortization	1	Straight line
Customer relationship(1) (3)	30	Subject to amortization	12	Straight line
Customer contracts(1) (4)	45	Subject to amortization	3	Other
Trademark/Trade name(1) (5)	5	Indefinite-lived	N/A	N/A
Other	4	Subject to amortization	Various	As utilized
Total	$172

	December 31, 2010
		Subject to
		Amortization/	Weighted Average	Amortization
	Amount	Indefinite-Lived	Amortization Period	Method

	(in millions)		(in years)
Project development rights	$141	Subject to amortization	Various	Straight line
Contractual payment rights	65	Subject to amortization	10	Straight line
Emission allowances	14	Subject to amortization	Various	As utilized
Land use rights	7	Indefinite-lived	N/A	N/A
Total	$227

Schedule of Expected Amortization Expense [Table Text Block]
	Estimated amortization expense
	2012	2013	2014	2015	2016

	(in millions)
Contractual payment rights	$9	$9	$9	$9	$3
Sales concessions	6	6	6	6	5
Customer relationships & contracts	35	11	4	3	3
Electric security plan	79	-	-	-	-
All other	9	6	4	4	4
Total	$138	$32	$23	$22	$15